Consolidated Statement of Changes in Net Assets - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Operations:
Net investment income	$ 183	$ 68,487
Net realized gains	54	6,255
Net unrealized gains (losses)	(311)	19,297
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(74)	94,039
Distributions to shareholders:
Net decrease in net assets from distributions	0	(53,166)
Share transactions:
Net increase in net assets from share transactions		1,572,421
Total increase in net assets	148,073	1,613,294
Net assets, beginning of period		148,098
Net assets, end of period	148,098	1,761,392
Class I Shares
Distributions to shareholders:
Net decrease in net assets from distributions		(45,455)
Share transactions:
Proceeds from shares sold		1,218,909
Distributions reinvested		8,289
Repurchased shares, net of early repurchase deduction		(78)
Net increase in net assets from share transactions	148,147	1,227,120
Net assets, beginning of period		148,098
Net assets, end of period	148,098	1,413,632
Class S Shares
Distributions to shareholders:
Net decrease in net assets from distributions		(6,445)
Share transactions:
Proceeds from shares sold		296,150
Distributions reinvested		341
Net increase in net assets from share transactions		296,491
Net assets, end of period		298,608
Class D Shares
Distributions to shareholders:
Net decrease in net assets from distributions		(1,266)
Share transactions:
Proceeds from shares sold		48,588
Distributions reinvested		222
Net increase in net assets from share transactions		48,810
Net assets, end of period		49,152
Capital in Excess of Par Value | Class I Shares
Share transactions:
Proceeds from shares sold	$ 148,147	1,218,909
Capital in Excess of Par Value | Class S Shares
Share transactions:
Proceeds from shares sold		296,150
Capital in Excess of Par Value | Class D Shares
Share transactions:
Proceeds from shares sold		$ 48,588